INCOME TAX - Income Tax Expense Calculation and Income Tax Recovery (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
(Loss) earnings before income tax	$ (69)	$ 471
Income tax recovery (expense) at combined Canadian federal and provincial statutory rate of 26% (2018 – 26%)	18	(122)
Effect of:
Rate differences on foreign activities	10	14
(Derecognition) recognition of the benefit of prior years’ tax losses and other deferred tax assets	(5)	4
Remeasurement of deferred tax liabilities, net	4	3
Other	0	1
Income tax expense	$ 27	$ (100)
Applicable tax rate	26.00%	26.00%
Foreign currency translation gain (loss) on foreign operations	$ 13	$ (21)
Foreign currency translation loss on foreign operations, tax	1	0
Foreign currency translation loss on foreign operations, net of tax	$ 14	$ (21)